Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities
Accrued chargeback	$ 1,376	$ 1,265
Accrued product returns	88	55
Accrued royalties	29
Accrued compensation	6,232	7,632
Accrued government and managed care rebates	46	30
Accrued research and development	721	2,630
Accrued expenses and other liabilities	8,455	5,860
Customer coupons	4	165
Total	$ 16,951	$ 17,637